ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) $ / shares in Units, $ in Millions	Dec. 18, 2024 USD ($) $ / shares shares
IPO expenses | $	$ 6.0
Common Class A [Member]
Offering shares | shares	1,500,000
Exercise price | $ / shares	$ 4.00